UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:  -------
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tokio Marine Asset Management New York Co., Ltd.
Address:       101 Park Avenue
               New York, NY  10178-0096

Form 13F File Number:  28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Toshiya Kimura
Title:   Chief Investment Officer
Phone:   (212) 297-6704

Signature, Place and Date of Signing:

/s/ Toshiya Kimura              New York, NY               January 28, 2000
----------------------     ----------------------     --------------------------
    [Signature]                 [City, State]                   [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included managers:             0

Form 13F Information Table Entry Total:       83

Form 13F Information Table Value Total:  426,771
                                         (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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Column 1                          Column 2        Column 3      Column 4       Column 5        Column 6      Column 7     Column 8
Name of Issuer                 Title of class     CUSIP #     Market Value     Amount or      Investment       Other       Voting
                                                                (x $1000)       Type of       Discretion     Managers     Authority
                                                                               Security                                    (Sole)
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AMERICAN INTERNATIONAL GROUP    Common Stock      026874107       5,728         52,978 SH        SOLE                       52,978
AMGEN INC                       Common Stock      031162100       9,130        152,000 SH        SOLE                      152,000
AMERICA ONLINE INC              Common Stock      02364J104       3,772         50,000 SH        SOLE                       50,000
ALLTEL CORP                     Common Stock      020039103       3,308         40,000 SH        SOLE                       40,000
AUTOMATIC DATA PROCESSING       Common Stock      053015103       5,608        104,098 SH        SOLE                      104,098
AXA FINANCIAL INC               Common Stock      002451102       3,726        110,000 SH        SOLE                      110,000
AMERICAN EXPRESS COMPANY        Common Stock      025816109       6,376         38,354 SH        SOLE                       38,354
BANK OF AMERICA CORP            Common Stock      060505104       3,513         70,000 SH        SOLE                       70,000
BANK OF NEW YORK CO INC         Common Stock      064057102       5,594        139,854 SH        SOLE                      139,854
BRISTOL-MYERS SQUIBB CO         Common Stock      110122108       5,161         80,400 SH        SOLE                       80,400
BERKSHIRE HATHAWAY INC          Common Stock      084670207       1,281            700 SH        SOLE                            3.5
ANHEUSER-BUSCH COS INC          Common Stock      035229103       3,615         51,000 SH        SOLE                       51,000
CITIGROUP INC                   Common Stock      172967101       8,418        151,500 SH        SOLE                      151,500
CBS CORPORATION                 Common Stock      12490K107       5,447         85,200 SH        SOLE                       85,200
CENDANT CORP                    Common Stock      151313103       3,188        120,000 SH        SOLE                      120,000
CHEVRON CORP                    Common Stock      166751107       5,111         59,000 SH        SOLE                       59,000
CLOROX COMPANY                  Common Stock      189054109       1,894         37,602 SH        SOLE                       37,602
CHASE MANHATTAN CORP            Common Stock      16161A108       7,291         93,848 SH        SOLE                       93,848
COMCAST CORP-SPECIAL CL A       Common Stock      200300200       6,472        128,000 SH        SOLE                            0
CISCO SYSTEMS INC               Common Stock      17275R102      11,248        105,000 SH        SOLE                      105,000
CVS CORP                        Common Stock      126650100       2,363         59,170 SH        SOLE                       59,170
DU PONT (E.I.) DE NEMOURS       Common Stock      263534109       5,929         90,000 SH        SOLE                       90,000
DELL COMPUTER CORP              Common Stock      247025109       3,570         70,000 SH        SOLE                       70,000
THE WALT DISNEY CO.             Common Stock      254687106       3,949        135,000 SH        SOLE                      135,000
DUKE ENERGY CORP                Common Stock      264399106       1,504         30,000 SH        SOLE                       30,000
EMC CORP/MASS                   Common Stock      268648102       9,833         90,000 SH        SOLE                       90,000
ENRON CORP                      Common Stock      293561106       8,444        190,292 SH        SOLE                      190,292
FIRST DATA CORP                 Common Stock      319963104       6,041        122,500 SH        SOLE                      122,500
FANNIE MAE                      Common Stock      313586109       3,384         54,196 SH        SOLE                       54,196
GLOBAL CROSSING LTD             Common Stock      G3921A100       3,500         70,000 SH        SOLE                       70,000
GENERAL ELECTRIC CO.            Common Stock      369604103      13,070         84,462 SH        SOLE                       84,462
CORNING INC                     Common Stock      219350105       8,123         63,000 SH        SOLE                       63,000
GAP INC                         Common Stock      364760108       4,600        100,000 SH        SOLE                      100,000
HOME DEPOT INC                  Common Stock      437076102       9,153        133,500 SH        SOLE                      133,500
HOUSEHOLD INTERNATIONAL INC     Common Stock      441815107       1,937         52,000 SH        SOLE                       52,000
HONEYWELL INTERNATIONAL INC     Common Stock      438516106       5,415         93,875 SH        SOLE                       93,875
INTL BUSINESS MACHINES CORP     Common Stock      459200101       7,020         65,000 SH        SOLE                       65,000
INKTOMI CORP                    Common Stock      457277101       2,308         26,000 SH        SOLE                       26,000
INTEL CORP                      Common Stock      458140100       7,324         88,980 SH        SOLE                       88,980
INTERPUBLIC GROUP COS INC       Common Stock      460690100       5,307         92,000 SH        SOLE                       92,000
JOHNSON & JOHNSON               Common Stock      478160104       5,886         63,200 SH        SOLE                       63,200
KIMBERLY-CLARK CORP             Common Stock      494368103       1,305         20,000 SH        SOLE                       20,000
COCA-COLA COMPANY               Common Stock      191216100       3,691         63,363 SH        SOLE                       63,363
LEGATO SYSTEMS INC              Common Stock      524651106       3,441         50,000 SH        SOLE                       50,000
LILLY (ELI) & CO                Common Stock      532457108       1,995         30,000 SH        SOLE                       30,000
LIMITED INC                     Common Stock      532716107       1,733         40,000 SH        SOLE                       40,000
LUCENT TECHNOLOGIES INC         Common Stock      549463107       7,257         97,000 SH        SOLE                       97,000
MEAD CORP                       Common Stock      582834107       4,035         92,900 SH        SOLE                       92,900
MELLON FINANCIAL CORP           Common Stock      58551A108       5,320        155,606 SH        SOLE                      155,606
MERCURY INTERACTIVE CORP        Common Stock      589405109       1,619         15,000 SH        SOLE                       15,000
METROMEDIA FIBER NETWORK-A      Common Stock      591689104       6,951        145,000 SH        SOLE                      145,000
MCGRAW-HILL COMPANIES INC       Common Stock      580645109       5,429         88,100 SH        SOLE                       88,100
MERCK & CO., INC.               Common Stock      589331107       3,497         52,138 SH        SOLE                       52,138
MICROSOFT CORP                  Common Stock      594918104      14,501        124,204 SH        SOLE                      124,204
NEXTEL COMMUNICATIONS INC-A     Common Stock      65332V103       5,156         50,000 SH        SOLE                       50,000
NEW YORK TIMES CO -CL A         Common Stock      650111107       2,456         50,000 SH        SOLE                       50,000
PEPSICO INC                     Common Stock      713448108       2,644         75,000 SH        SOLE                       75,000
PROCTER & GAMBLE CO             Common Stock      742718109       5,750         52,484 SH        SOLE                       52,484
PHONE.COM INC                   Common Stock      71920Q100         580          5,000 SH        SOLE                        5,000
PRAXAIR INC                     Common Stock      74005P104       1,509         30,000 SH        SOLE                       30,000
QWEST COMMUNICATIONS INTL       Common Stock      749121109       4,206        100,000 SH        SOLE                      100,000
QUALCOMM INC                    Common Stock      747525103      16,908         96,000 SH        SOLE                       96,000
TRANSOCEAN SEDCO FOREX INC      Common Stock      G90078109         287          8,518 SH        SOLE                        8,518
SANMINA CORP                    Common Stock      800907107       3,496         35,000 SH        SOLE                       35,000
SBC COMMUNICATIONS INC          Common Stock      78387G103       3,851         79,000 SH        SOLE                       79,000
SEALED AIR CORP                 Common Stock      81211K100       5,404        104,300 SH        SOLE                      104,300
SCHERING-PLOUGH CORP            Common Stock      806605101       1,688         40,000 SH        SOLE                       40,000
SCHLUMBERGER LTD                Common Stock      806857108       2,475         44,000 SH        SOLE                       44,000
SOUTHERN CO                     Common Stock      842587107       3,170        134,900 SH        SOLE                      134,900
SUN MICROSYSTEMS INC            Common Stock      866810104       9,293        120,000 SH        SOLE                      120,000
SAFEWAY INC                     Common Stock      786514208       3,600        101,218 SH        SOLE                      101,218
A T & T CORP                    Common Stock      001957109       5,584        110,032 SH        SOLE                      110,032
TANDY CORP                      Common Stock      875382103       5,657        115,000 SH        SOLE                      115,000
TIME WARNER INC                 Common Stock      887315109       5,879         81,160 SH        SOLE                       81,160
TEXACO INC                      Common Stock      881694103       1,086         20,000 SH        SOLE                       20,000
TEXAS INSTRUMENTS INC           Common Stock      882508104       6,588         68,000 SH        SOLE                       68,000
TYCO INTERNATIONAL LTD          Common Stock      902124106       2,799         72,000 SH        SOLE                       72,000
UNITED PARCEL SERVICE -CL B     Common Stock      911312106       4,830         70,000 SH        SOLE                       70,000
UNITED TECHNOLOGIES CORP        Common Stock      913017109       2,600         40,000 SH        SOLE                       40,000
MCI WORLDCOM INC                Common Stock      55268B106      11,533        217,350 SH        SOLE                      217,350
WELLPOINT HEALTH NETWORKS       Common Stock      94973H108       2,769         42,000 SH        SOLE                       42,000
WAL-MART STORES INC             Common Stock      931142103       9,954        144,000 SH        SOLE                      144,000
EXXON MOBIL CORPORATION         Common Stock      30231G102       9,704        120,452 SH        SOLE                      120,452
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